Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Accounts receivable, allowance for credit loss	$ 12	$ 9	$ 11
Contract assets, allowance for credit loss	1	1	2
Property, plant, and equipment, accumulated depreciation	734	737	732
Intangible assets, accumulated amortization	235	232	242
Capitalized software, accumulated amortization	$ 408	$ 382	$ 376
Common stock, par value (in dollars per share)		$ 0.001	$ 0.001
Common stock, shares issued (in shares)		200,000,000	200,000,000
Common stock, shares outstanding (in shares)	200,006,949	200,000,000	200,000,000